Deposits - By Type and Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deposit Liability [Line Items]
Payable on demand	$ 10,925,277	$ 10,590,002
Payable on a fixed date	2,944,946	2,660,082
Total deposits	13,870,223	13,250,084
Bermuda
Deposit Liability [Line Items]
Payable on demand	3,820,647	4,107,156
Payable on a fixed date	690,102	705,490
Total deposits	4,510,749	4,812,646
Cayman
Deposit Liability [Line Items]
Payable on demand	4,087,131	3,577,120
Payable on a fixed date	524,918	531,602
Total deposits	4,612,049	4,108,722
Channel Islands and the UK
Deposit Liability [Line Items]
Payable on demand	3,017,499	2,905,726
Payable on a fixed date	1,729,926	1,422,990
Total deposits	$ 4,747,425	$ 4,328,716